Schedule of fair value of options granted (Details)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.93%
Illiquidity Discount	30.00%
Expected stock price volatility	62.30%
Dividend yield